Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Significant accounting policies [Abstract]
Summary of Expected Credit Loss Models Relies on Macroeconomic Variables

In its expected credit loss models, the Group relies on the following macroeconomic variables as forward-looking information inputs as of December 31, 2025 and 2024:

	2025	2024
Real gross domestic product	X
Average real formal salary	X	X
Average real informal salary	X	X
Real disposable income per capita	X	X
Unemployment rate		X
Private formal employment		X

Summary of Estimated Useful Lives	Depreciation of property, furniture and equipment is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years
Buildings and facilities	40 - 75
Leasehold improvements	5
Furniture and equipment	10
Vehicles	5